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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-08448

                      Pioneer Emerging Markets Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J  Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  February 28, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Emerging Markets Fund

 Schedule of Investments 2/28/13

 Shares

 S&P/Moody's

 Ratings

 (unaudited)

 Value

 PREFERRED STOCKS - 3.6%

 Energy - 1.0%

 Integrated Oil & Gas - 1.0%

 354,526

 Petroleo Brasileiro SA

 $

 2,977,387

 Total Energy

 $

 2,977,387

 Food & Staples Retailing - 0.7%

 Hypermarkets & Super Centers - 0.7%

 39,766

 Cia Brasileira de Distribuicao Grupo Pao de Acucar

 $

 1,994,533

 Total Food & Staples Retailing

 $

 1,994,533

 Food, Beverage & Tobacco - 1.3%

 Brewers - 1.3%

 83,487

 Cia de Bebidas das Americas

 $

 3,706,218

 Total Food, Beverage & Tobacco

 $

 3,706,218

 Banks - 0.6%

 Diversified Banks - 0.6%

 106,216

 Banco Bradesco SA

 $

 1,896,829

 Total Banks

 $

 1,896,829

 TOTAL PREFERRED STOCKS

 (Cost $9,031,311)

 $

 10,574,967

 COMMON STOCKS - 93.8%

 Energy - 9.8%

 Oil & Gas Equipment & Services - 0.6%

 70,121

 Pacific Rubiales Energy Corp.

 $

 1,719,153

 Integrated Oil & Gas - 7.0%

 2,426,000

 China Petroleum & Chemical Corp.

 $

 2,759,183

 463,739

 Gazprom OAO (A.D.R.)

 4,118,002

 62,723

 Lukoil OAO (A.D.R.)

 4,045,634

 2,384,000

 PetroChina Co., Ltd.

 3,269,986

 81,496

 Petroleo Brasileiro SA (A.D.R.)

 1,195,546

 151,000

 PTT PCL

 1,774,383

 402,547

 Rosneft OAO (G.D.R.)

 3,195,744

 $

 20,358,478

 Oil & Gas Exploration & Production - 1.5%

 1,274,000

 CNOOC, Ltd.

 $

 2,489,207

 870,000

 Kunlun Energy Co, Ltd.

 1,807,728

 $

 4,296,935

 Oil & Gas Refining & Marketing - 0.7%

 133,074

 Reliance Industries, Ltd.

 $

 2,000,837

 Total Energy

 $

 28,375,403

 Materials - 11.2%

 Fertilizers & Agricultural Chemicals - 2.6%

 32,314

 Sociedad Quimica y Minera de Chile SA (A.D.R.)

 $

 1,790,842

 715,000

 Taiwan Fertilizer Co., Ltd.

 1,744,398

 104,831

 Uralkali OJSC (G.D.R.)

 3,981,623

 $

 7,516,863

 Construction Materials - 1.2%

 1,515,700

 Indocement Tunggal Prakarsa Tbk PT

 $

 3,434,890

 Diversified Metals & Mining - 2.1%

 991,000

 Jiangxi Copper Co, Ltd.

 $

 2,368,028

 214,043

 MMC Norilsk Nickel OJSC (A.D.R.)

 3,790,550

 $

 6,158,578

 Gold - 0.6%

 67,712

 AngloGold Ashanti, Ltd.

 $

 1,648,379

 Steel - 4.7%

 42,699

 Novolipetsk Steel OJSC (G.D.R.)

 $

 820,075

 11,608

 POSCO

 3,768,603

 122,595

 Severstal OAO (G.D.R.)

 1,375,729

 81,882

 Ternium SA (A.D.R.)

 1,649,103

 326,228

 Vale SA (A.D.R.)

 6,195,070

 $

 13,808,580

 Total Materials

 $

 32,567,290

 Capital Goods - 4.9%

 Aerospace & Defense - 0.4%

 34,700

 Embraer SA (A.D.R.)

 $

 1,177,718

 Construction & Engineering - 2.1%

 1,987,000

 China Communications Construction Co, Ltd.

 $

 1,875,964

 1,770,000

 China Railway Construction Corp, Ltd.

 1,856,523

 17,553

 Samsung Engineering Co., Ltd.

 2,481,111

 $

 6,213,598

 Heavy Electrical Equipment - 0.6%

 421,268

 Bharat Heavy Electricals, Ltd.

 $

 1,564,948

 Industrial Conglomerates - 0.7%

 77,913

 Bidvest Group, Ltd.

 $

 2,053,468

 Construction & Farm Machinery & Heavy Trucks - 1.1%

 11,156

 Hyundai Heavy Industries Co., Ltd.

 $

 2,195,147

 766,800

 Zoomlion Heavy Industry Science and Technology Co., Ltd.

 1,013,819

 $

 3,208,966

 Total Capital Goods

 $

 14,218,698

 Transportation - 2.1%

 Airlines - 1.6%

 44,205

 Copa Holdings SA

 $

 4,615,886

 Highways & Railtracks - 0.5%

 133,970

 Arteris SA

 $

 1,442,796

 Total Transportation

 $

 6,058,682

 Automobiles & Components - 4.1%

 Auto Parts & Equipment - 0.7%

 7,379

 Hyundai Mobis

 $

 2,122,292

 Automobile Manufacturers - 3.4%

 453,000

 Great Wall Motor Co, Ltd.

 $

 1,770,921

 15,857

 Hyundai Motor Co.

 3,171,507

 898,614

 Tata Motors, Ltd.

 4,815,362

 $

 9,757,790

 Total Automobiles & Components

 $

 11,880,082

 Consumer Durables & Apparel - 0.6%

 Footwear - 0.6%

 1,857,000

 Anta Sports Products, Ltd.

 $

 1,759,396

 Total Consumer Durables & Apparel

 $

 1,759,396

 Consumer Services - 1.5%

 Casinos & Gaming - 0.5%

 566,000

 SJM Holdings, Ltd.

 $

 1,415,892

 Restaurants - 1.0%

 45,792

 Yum! Brands, Inc.

 $

 2,998,460

 Total Consumer Services

 $

 4,414,352

 Retailing - 1.8%

 Specialty Stores - 1.8%

 216,927

 Mr Price Group, Ltd.

 $

 2,780,459

 344,141

 Woolworths Holdings, Ltd./South Africa

 2,463,128

 $

 5,243,587

 Total Retailing

 $

 5,243,587

 Food & Staples Retailing - 2.3%

 Food Retail - 0.8%

 52,777

 Magnit OJSC (G.D.R.)

 $

 2,239,575

 Hypermarkets & Super Centers - 1.5%

 287,827

 Cencosud SA

 $

 1,795,116

 859,554

 Wal-Mart de Mexico SAB de CV

 2,694,843

 $

 4,489,959

 Total Food & Staples Retailing

 $

 6,729,534

 Food, Beverage & Tobacco - 3.3%

 Soft Drinks - 1.1%

 29,019

 Fomento Economico Mexicano SAB de CV (A.D.R.)

 $

 3,242,583

 Packaged Foods & Meats - 0.6%

 77,786

 BRF - Brasil Foods SA

 $

 1,689,205

 Tobacco - 1.6%

 474,283

 ITC, Ltd.

 $

 2,573,306

 28,590

 KT&G Corp.

 2,035,486

 $

 4,608,792

 Total Food, Beverage & Tobacco

 $

 9,540,580

 Household & Personal Products - 0.5%

 Personal Products - 0.5%

 21,789

 Able C&C Co, Ltd. *

 $

 1,456,442

 Total Household & Personal Products

 $

 1,456,442

 Pharmaceuticals, Biotechnology & Life Sciences - 1.0%

 Pharmaceuticals - 1.0%

 80,497

 Teva Pharmaceutical Industries, Ltd. (A.D.R.)

 $

 3,010,588

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 3,010,588

 Banks - 19.6%

 Diversified Banks - 19.6%

 4,036,000

 Agricultural Bank of China, Ltd.

 $

 2,082,942

 326,816

 Banco Santander Brasil SA (A.D.R.)

 2,389,025

 1,434,000

 Bank Mandiri Persero Tbk PT

 1,489,001

 6,517,000

 Bank of China, Ltd.

 3,078,514

 2,390,500

 Bank Rakyat Indonesia Persero Tbk PT

 2,331,750

 7,955,000

 China Construction Bank Corp.

 6,571,579

 269,022

 HDFC Bank, Ltd.

 3,124,312

 236,720

 ICICI Bank, Ltd.

 4,552,486

 9,771,000

 Industrial & Commercial Bank of China, Ltd.

 7,023,977

 593,095

 Itau Unibanco Holding SA (A.D.R.)

 10,474,061

 290,100

 Kasikornbank PCL

 2,057,491

 1,170,100

 Malayan Banking Bhd

 3,462,694

 1,990,415

 Mega Financial Holding Co, Ltd.

 1,652,015

 314,800

 Siam Commercial Bank PCL

 1,881,296

 501,161

 Turkiye Halk Bankasi AS

 4,964,395

 $

 57,135,538

 Total Banks

 $

 57,135,538

 Diversified Financials - 6.9%

 Other Diversified Financial Services - 5.1%

 679,754

 FirstRand, Ltd.

 $

 2,321,675

 105,590

 Grupo BTG Pactual *

 1,942,775

 142,130

 KB Financial Group, Inc.

 5,094,622

 400,133

 Sberbank of Russia (A.D.R.)

 5,523,231

 $

 14,882,303

 Investment Banking & Brokerage - 1.8%

 570,500

 CITIC Securities Co., Ltd.

 $

 1,440,456

 7,420,000

 Yuanta Financial Holding Co., Ltd.

 3,874,468

 $

 5,314,924

 Total Diversified Financials

 $

 20,197,227

 Insurance - 2.1%

 Life & Health Insurance - 2.1%

 731,000

 Ping An Insurance Group Co of China, Ltd.

 $

 6,124,568

 Total Insurance

 $

 6,124,568

 Real Estate - 2.4%

 Real Estate Operating Companies - 0.4%

 84,463

 BR Malls Participacoes SA

 $

 1,093,262

 Real Estate Development - 2.0%

 1,004,000

 China Overseas Land & Investment, Ltd.

 $

 3,051,824

 5,661,000

 Country Garden Holdings Co, Ltd.

 2,908,190

 $

 5,960,014

 Total Real Estate

 $

 7,053,276

 Software & Services - 2.4%

 Internet Software & Services - 2.4%

 161,600

 Tencent Holdings, Ltd.

 $

 5,592,132

 64,755

 Yandex NV *

 1,501,668

 $

 7,093,800

 Total Software & Services

 $

 7,093,800

 Technology Hardware & Equipment - 3.5%

 Computer Hardware - 0.7%

 1,954,000

 Wistron Corp.

 $

 2,183,659

 Electronic Manufacturing Services - 2.8%

 2,929,300

 Hon Hai Precision Industry Co., Ltd.

 $

 8,140,019

 Total Technology Hardware & Equipment

 $

 10,323,678

 Semiconductors & Semiconductor Equipment - 8.0%

 Semiconductors - 8.0%

 6,139

 Samsung Electronics Co., Ltd.

 $

 8,712,643

 230,270

 SK Hynix, Inc. *

 5,597,820

 416,576

 Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)

 7,602,512

 683,300

 United Microelectronics Corp. (A.D.R.)

 1,264,105

 $

 23,177,080

 Total Semiconductors & Semiconductor Equipment

 $

 23,177,080

 Telecommunication Services - 4.9%

 Integrated Telecommunication Services - 0.4%

 1,162,000

 Telekomunikasi Indonesia Persero Tbk PT

 $

 1,295,005

 Wireless Telecommunication Services - 4.5%

 97,790

 Millicom International Cellular SA

 $

 7,664,079

 95,128

 Mobile Telesystems OJSC (A.D.R.)

 1,968,198

 1,072,924

 Orascom Telecom Holding SAE (G.D.R.) *

 3,389,633

 $

 13,021,910

 Total Telecommunication Services

 $

 14,316,915

 Utilities - 0.9%

 Electric Utilities - 0.9%

 49,660

 Korea Electric Power Corp. *

 $

 1,494,951

 434,300

 Tenaga Nasional Bhd

 974,915

 $

 2,469,866

 Total Utilities

 $

 2,469,866

 TOTAL COMMON STOCKS

 (Cost $250,129,403)

 $

 273,146,582

 Principal Amount ($)

 CORPORATE BONDS - 0.2%

 Household & Personal Products - 0.2%

 Personal Products - 0.2%

 BRL

 562,000

 NR/NR

 Hypermarcas SA, 11.3%, 10/15/18 (c)

 $

 198,908

 BRL

 562,000

 NR/NR

 Hypermarcas SA, 3.0%, 10/15/15 (c)

 213,116

 $

 412,024

 Total Household & Personal Products

 $

 412,024

 TOTAL CORPORATE BONDS

 (Cost $662,539)

 $

 412,024

 Shares

 MUTUAL FUNDS - 1.5%

 3,040,700

 iShares FTSE A50 China Index ETF

 $

 4,482,327

 TOTAL MUTUAL FUNDS

 (Cost $3,866,073)

 $

 4,482,327

 RIGHTS / WARRANTS - 0.0%

 Household & Personal Products - 0.0%

 Personal Products - 0.0%

 562

 Hypermarcas SA, 10/15/15 (c)

 $

 0

 Total Household & Personal Products

 $

 0

 TOTAL RIGHTS / WARRANTS

 (Cost $0)

 $

 0

 TOTAL INVESTMENT IN SECURITIES - 99.1%

 (Cost $263,689,327) (a)

 $

 288,615,900

 OTHER ASSETS & LIABILITIES - 0.9%

 $

 2,497,543

 TOTAL NET ASSETS - 100.0%

 $

 291,113,443

 *

 Non-income producing security.

 NR

 Not rated by either S&P or Moody's.

 (A.D.R.)

 American Depositary Receipts.

 (G.D.R.)

 Global Depositary Receipts.

 (a)

 At February 28, 2013, the net unrealized gain on investments based on cost for federal income tax purposes of $266,107,400 was as follows:

 Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost

 $

 36,299,649

 Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value

 (13,791,149)

 Net unrealized gain

 $

 22,508,500

 (b)

 Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:

 South Korea

 16.0%

 People's Republic of China

 12.6%

 Brazil

 10.7%

 Russia

 9.2%

 Taiwan

 8.6%

 India

 7.5%

 Mexico

 5.5%

 Hong Kong

 5.5%

 South Africa

 4.9%

 Indonesia

 2.7%

 Turkey

 2.7%

 Luxembourg

 2.1%

 United Kingdom

 2.0%

 Cayman Islands

 1.9%

 Malaysia

 1.8%

 Thailand

 1.7%

 Panama

 1.4%

 Israel

 1.1%

 Other (individually less than 1.0%)

 2.1%

 100.0%

 (c)

 Security is valued using fair value methods (other than prices supplied by independent pricing services). See Notes to Financial Statements — Note 1A.

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 BRL

 Brazilian Real

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements - Note 1A.

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements - Note 1A.

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.

 See Notes to Financial Statements - Note 1A.

 The following is a summary of the inputs used as of February 28, 2013, in valuing the Fund's investments:

 Level 1

 Level 2

 Level 3

 Total

 Preferred Stocks*

$
10,574,967

$
-

$
-

$
10,574,967

 Common Stocks*

62,643,862

210,502,720

-

273,146,582

 Corporate Bonds

-

-

412,024

412,024

 Mutual Funds

4,482,327

-

-

4,482,327

 Rights/Warrants

-

-

-

-

 Total

$
77,701,156

$
210,502,720

$
412,024

$
288,615,900

 Other Financial Instruments

 Forward Foreign Currency Settlement Contracts

$
-

$
-

$
-

$
-

 * Level 2 securities are valued using inputs/data furnished by independent pricing services using fair value factors.

 During the year ended November 30, 2012, there were no transfers between Levels 1, 2 and 3.

 The following is a reconciliation of assets valued using significant observable inputs (Level 3):

 Corporate Bonds

 Balance as of 11/30/12

$
381,499

 Realized gain (loss)1

-

 Change in unrealized appreciation (depreciation)2

30,525

 Purchases

-

 Sales

-

 Transfers in and out of Level 3*

-

 Balance as of 2/28/13

$
412,024

1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.

*

 Transfers are calculated on the beginning of period values.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Emerging Markets Fund By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date April 29, 2013 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date April 29, 2013 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer and Chief Financial and Accounting Officer Date April 29, 2013 * Print the name and title of each signing officer under his or her signature.